Label	Element	Value
Global Atlantic BlackRock Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: Global Atlantic BlackRock Allocation Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2018, the Portfolio's portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified group of underlying exchange-traded funds ("Underlying ETFs") that are affiliated with the Portfolio's sub-adviser, BlackRock Investment Management, LLC ("BlackRock" or the "Sub-Adviser").

Under normal market conditions, the Sub-Adviser allocates approximately 40% to 80% of the Portfolio's assets to Underlying ETFs that invest primarily in equity securities of both U.S. and non-U.S. issuers and 20% to 60% of the Portfolio's assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives in both U.S. and non-U.S. markets. In addition, the Underlying ETFs may invest in lower quality debt securities. Such securities are sometimes referred to as "junk bonds."

The Portfolio may also invest in securities and derivative contracts, including indexes, swap agreements, futures, options, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, and time deposits, as determined by the Sub-Adviser.

The Portfolio is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the Underlying ETFs, the Portfolio will consist of a diversified mix of equity and fixed-income securities.

The Portfolio's benchmark index is the S&P Target Risk® Growth Index. The S&P Target Risk Growth Index measures the performance of the S&P Dow Jones Indices LLC ("S&P Dow Jones Indices") proprietary allocation model, which is intended to represent a "growth" target risk allocation strategy as defined by S&P Dow Jones Indices. The S&P Target Risk Growth Index seeks to provide increased exposure to equities, while also using some fixed income exposure to dampen risk. S&P Dow Jones Indices' estimation of a growth target risk allocation may differ from your own.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Portfolio seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified group of underlying exchange-traded funds ("Underlying ETFs") that are affiliated with the Portfolio's sub-adviser, BlackRock Investment Management, LLC ("BlackRock" or the "Sub-Adviser").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio. For purposes of this section, "Underlying Funds" refers to Underlying ETFs.

Affiliated Underlying Fund Risk: The Portfolio invests in Underlying Funds that are affiliated with a Sub-Adviser. The Sub-Adviser is subject to conflicts of interest when allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Sub-Adviser and its affiliates are also responsible for managing the Underlying Funds.

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Risk: Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment, possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Forward Currency Contracts Risk: Use of forward currency contracts can have the effect of reducing returns, limiting opportunities for gain and creating losses. Forward currency contracts do not eliminate fluctuations in the value of foreign securities but allow the Portfolio to establish a fixed rate of exchange for a future point in time.

High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality are considered speculative and involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

Non-Diversification Risk: The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

Settlement Risk: Settlement risk is the risk that a settlement in a transfer system does not take place as expected. If the Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio's investments include shares of the Underlying Funds, the Portfolio's risks include the risks of each Underlying Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of an index that measures broad market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-881-7735
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return by Calendar Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	3	rd Quarter 2018	3.93%
Lowest Quarter	4	th Quarter 2018	(8.64)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.64%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Caption	rr_AverageAnnualReturnCaption	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Global Atlantic BlackRock Allocation Portfolio | S&P Target Risk® Growth Index (Total Return) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.20%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2017
Global Atlantic BlackRock Allocation Portfolio | Global Atlantic BlackRock Allocation Portfolio Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.22%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.47%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	0.44%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The "Other Expenses" for Class I and Class II Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	260
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	589
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	45
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	148
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	260
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 589
Annual Return 2018	rr_AnnualReturn2018	(5.14%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.87%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2017
Global Atlantic BlackRock Allocation Portfolio | Global Atlantic BlackRock Allocation Portfolio Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.22%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	0.69%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The "Other Expenses" for Class I and Class II Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	398
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	892
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	398
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 892
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.12%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2017
Global Atlantic BlackRock Allocation Portfolio | Global Atlantic BlackRock Allocation Portfolio Class III Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.22%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	0.59%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The "Other Expenses" for Class III shares are based on estimated amounts.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	196
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	343
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	771
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	60
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	196
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	343
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 771

[1]	The "Other Expenses" for Class I and Class II Shares have been restated to reflect expenses expected to be incurred during the current fiscal year. The "Other Expenses" for Class III shares are based on estimated amounts.
[2]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[3]	The Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"), has contractually agreed to waive its fees and to reimburse expenses, at least until April 30, 2020, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.31%, 0.56%, and 0.46% of average daily net assets attributable to Class I, Class II and Class III shares of the Portfolio, respectively. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.